COMMON STOCK - Common Stock Issuances (Details) - $ / shares	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Common Stock
Forfeitures		(19,000)
Repurchase of common stock	756,397	0	860,669
Stock Purchase Plan
Common Stock
Common stock issued	35,000	34,000
Average Share Price
Common stock issued (dollars per share)	$ 46.71	$ 32.47
Stock Gift Program
Common Stock
Common stock issued	3,000	4,000
Average Share Price
Common stock issued (dollars per share)	$ 48.10	$ 35.68
Stock Retainer Plan
Common Stock
Common stock issued	46,000	5,000
Average Share Price
Common stock issued (dollars per share)	$ 25.31	$ 38.44
Bonus Plan
Common Stock
Common stock issued	271,000	211,000
Average Share Price
Common stock issued (dollars per share)	$ 47.52	$ 30.83
Executive Stock Match Grants
Common Stock
Common stock issued	79,000	109,000
Average Share Price
Common stock issued (dollars per share)	$ 47.60	$ 31.57
Deferred Compensation Plans
Common Stock
Common stock issued	128,000	181,000
Average Share Price
Common stock issued (dollars per share)	$ 53.79	$ 34.31
Stock grant programs
Common Stock
Forfeitures	(9,000)
Common stock issued, net of forfeitures	390,000	310,000
Average Share Price
Common stock issued (dollars per share)	$ 44.96	$ 31.25